Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Policies and Practices
We generally grant equity compensation to eligible employees on an annual basis during the first quarter of the fiscal year. Our Human Resources team reviews the annual LTIP program provisions and grant levels in the beginning of the first quarter of the year to coincide with the annual performance management compensation review process established by the Company for all employees. As a part of that process each year, the Human Resources team pre-establishes
a grant date at the end of the performance year for grants during an expected open trading window to eligible employees, subject to the business considerations of the Company, as approved by the Compensation Committee. Consistent with our current practice, in 2024 the annual equity grants to all eligible employees were awarded on February 16, 2024, during an open trading window and following the Compensation Committee meeting approving such annual equity grants, which such meeting was scheduled over one year in advance of the grant date. The Company historically does not strategically time long-term incentive awards in coordination with the release of material non-public information (“MNPI”) and has never had a practice of doing so. In addition, the Company has never timed, and does not plan to time, the release of MNPI for the purpose of affecting the value of executive compensation.
The Company does not currently grant stock options, stock appreciation rights (SARs), or similar awards with “option-like” features, and thus the Company has not adopted a policy regarding the timing of any such awards in connection with the disclosure of MNPI.
The Compensation Committee approves all grants of equity compensation to be awarded to executive officers (other than the CEO). In addition, the Compensation Committee recommends to the Board of Directors for approval all proposed grants of equity compensation to be awarded to the CEO and directors.
From time to time, the Company may find it necessary to issue equity awards to non-executive
employees outside of the normal annual grant process. Accordingly, the Compensation Committee has delegated limited authority to the CEO (who is a director) to make grants to new hires as well as promotional, retention, and/or special one-time
grants to employees who are not subject to

Section 16(b) of the Exchange Act. Such authority is limited to an aggregate dollar amount per eligible employee as determined by the Compensation Committee at the beginning of each year. For these grants, our procedures provide that such grants be made on the first business day of each quarter, as applicable. Any grants made by the CEO pursuant to this delegation of authority are reported to the Compensation Committee on a quarterly basis. Based on this information, the Compensation Committee determines whether the grant of such delegation of authority was appropriate and whether additional authority should be granted to the CEO. Pursuant to this delegated limited authority, the CEO is not permitted to make grants to our NEOs or persons subject to Section 16(b) of the Exchange Act.
Our equity award accounting policy complies with GAAP in the United States and is transparently disclosed in our SEC filings.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false